Contingent Common Shares Liability (Details) $ / shares in Units, $ in Thousands, shares in Millions		12 Months Ended
	Jun. 16, 2021 USD ($) Day tranche $ / shares shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Contingent common shares liability | $		$ 45,360	$ 0
Number of tranches | tranche	3
Earnout Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	15.0
Contingent common share liability term	10 years
First Issuance, Earnout Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	5.0
Threshold of trading days above stock price trigger (in days)	5
Threshold consecutive trading days (in days)	10
Second Issuance, Earnout Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	5.0
Threshold of trading days above stock price trigger (in days)	5
Threshold consecutive trading days (in days)	10
Third Issuance, Earnout Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	5.0
Threshold of trading days above stock price trigger (in days)	5
Threshold consecutive trading days (in days)	10
Vesting Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	8.6
Contingent common share liability term	10 days
First Issuance, Vesting Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	2.9
Threshold of trading days above stock price trigger (in days)	5
Threshold consecutive trading days (in days)	10
Second Issuance, Vesting Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	2.9
Threshold of trading days above stock price trigger (in days)	5
Threshold consecutive trading days (in days)	10
Third Issuance, Vesting Shares
Derivative [Line Items]
Contingent consideration liability (in shares) | shares	2.9
Threshold of trading days above stock price trigger (in days)	5
Threshold consecutive trading days (in days)	10
Earnout Shares Liability
Derivative [Line Items]
Contingent common shares liability | $	$ 140,000	28,800
Gain (loss) on derivative | $		111,200
Vesting Shares Liability
Derivative [Line Items]
Contingent common shares liability | $	$ 80,500	16,600
Gain (loss) on derivative | $		$ 63,900
Weighted Average | First Issuance, Earnout Shares
Derivative [Line Items]
Stock price trigger (in dollars per share) | $ / shares	$ 12.00
Weighted Average | Second Issuance, Earnout Shares
Derivative [Line Items]
Stock price trigger (in dollars per share) | $ / shares	14.00
Weighted Average | Third Issuance, Earnout Shares
Derivative [Line Items]
Stock price trigger (in dollars per share) | $ / shares	16.00
Weighted Average | First Issuance, Vesting Shares
Derivative [Line Items]
Stock price trigger (in dollars per share) | $ / shares	12.00
Weighted Average | Second Issuance, Vesting Shares
Derivative [Line Items]
Stock price trigger (in dollars per share) | $ / shares	14.00
Weighted Average | Third Issuance, Vesting Shares
Derivative [Line Items]
Stock price trigger (in dollars per share) | $ / shares	$ 16.00